Filed Pursuant to Rule 497(e)

1933 Act File No. 002-74436

1940 Act File No. 811-03287

NEW ALTERNATIVES FUND

Investor Shares Ticker: NAEFX

Class A Shares Ticker: NALFX

Supplement dated April 7, 2025

to the Prospectus and Statement of Additional Information (“SAI”),

each dated April 30, 2024

Effective April 7, 2025, Ultimus Fund Solutions, LLC will replace The Bank of New York Mellon (“BNY Mellon”) as the Fund’s administrator, accountant, and transfer agent and Brown Brothers Harriman & Co. will replace BNY Mellon as the Fund’s custodian. Accordingly, the disclosure in the Fund’s current Prospectus and SAI is amended as follows:

The corresponding disclosure on the cover of the Prospectus is replaced with the following:

www.newalternativesfund.com

Shareholder Services: (800) 441-6580 or (402) 798-1615

Fund-related Inquiries: (800) 423-8383 or (631) 423-7373

The last two sentences of the second paragraph of the section “Purchasing and Redeeming Fund Shares” beginning on page 8 of the Prospectus is replaced with the following:

Purchase and redemption requests should be addressed to: New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. For overnight mail services: New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246.

The third paragraph of the section “More Information About Purchasing and Redeeming Fund Shares” beginning on page 15 of the Prospectus is replaced with the following:

Investor Shares of the Fund may be purchased at the net asset value next determined after receipt of a properly completed application form by Ultimus Fund Solutions, LLC, the Fund’s transfer agent (the “Transfer Agent”). Investor Shares are subject to 12b-1 fees, as discussed below under “Distribution Plan.” Investor Shares are not subject to a sales charge but are subject to a 2.00% redemption fee imposed on any Investor Shares redeemed within sixty (60) days of their purchase.

The first two sentences of the fifth paragraph of the section “More Information About Purchasing and Redeeming Fund Shares” beginning on page 15 of the Prospectus is replaced with the following:

An application form is attached at the end of this Prospectus. It is also available on the Fund’s website at www.newalternativesfund.com or you can call the Fund at (800) 441-6580 to receive an application form by regular mail.

The first two paragraphs of sub-section “Purchases by Mail” in the section “More Information About Purchasing and Redeeming Fund Shares” beginning on page 15 of the Prospectus is replaced with the following:

You may purchase shares by mail by sending a signed, completed application form and a check drawn on a U.S. bank as follows:

Via Regular Mail:

New Alternatives Fund

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

If you are sending applications, checks or other communications to the Fund via express delivery, or registered or certified mail, send to:

New Alternatives Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

The sub-section “Redemption Procedures” in the section “Redeeming Shares” beginning on page 23 of the Prospectus is replaced with the following:

The following helps protect the Fund and its shareholders against fraud. Redemptions may be requested on-line or in writing. Requests for redemption in writing must be signed by the person or persons named on the account and addressed to: New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246. For overnight mail services: New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246. Please include your account name, account number, and the number of shares or dollar amount to be redeemed on your request. Except as discussed in the next paragraph, redemption proceeds will only be paid to the account holder and only to the address or bank account designated on the Fund’s records. Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network to the bank account of record. Wires are currently subject to a $15.00 fee. Your bank may also charge you a wire fee. There is no charge if redemption proceeds are sent via the ACH system, and credit is generally available within three business days. For on-line redemptions, if there are multiple record owners, the Transfer Agent may rely upon the instructions of only one record owner.

The second paragraph of the section “Account Maintenance” beginning on page 27 of the Prospectus is replaced with the following:

Maintenance requests should be mailed to:

For Regular Mail: New Alternatives Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246	For Express Delivery: New Alternatives Fund c/o Ultimus Fund Solutions, LLC 225 Pictoria Dr., Suite 450 Cincinnati, OH 45246

The first three paragraphs of the section “Other Services” beginning on page 17 of the SAI is replaced with the following:

Custodian. The Custodian of the Fund is Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110. The Fund’s cash and securities are maintained through BBH. BBH also serves as the Fund’s foreign custody manager pursuant to Rule 17f-5 under the 1940 Act and engages foreign sub-custodians to hold the Fund’s foreign securities. The Fund pays BBH pursuant to a regular schedule of charges based on a schedule agreed on from time to time by the Fund and BBH. BBH attends to the collection of proceeds of securities sold by the Fund, the collection of dividends on securities owned by the Fund, and disbursements for the cost of securities purchased by the Fund.

Transfer Agent and Dividend Paying Agent. Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s transfer agent (the “Transfer Agent”). In addition to maintaining shareholder records and processing shareholder transactions, the Transfer Agent assists the Fund in meeting provisions of the anti-money laundering regulations.

Administration and Accounting Services. Ultimus also serves as the Accounting Agent and Administrator to the Fund. Ultimus provides certain accounting and administrative services for the Fund including portfolio and general ledger accounting, daily valuation of all portfolio securities and net asset value calculation. Ultimus also keeps all books and records with respect to the Fund as it is required to maintain pursuant to Rule 31a-1 of the 1940 Act, monitors the Fund’s status as a regulated investment company under Sub-Chapter M of the Internal Revenue Code, calculates required tax distributions and assists in updating the Fund’s registration statement. The amount of administrative and accounting services fees paid by the Fund paid to the Fund’s prior administrator for the last three fiscal years is as follows:

The first paragraph of the section “Purchase, Redemption, and Pricing of Shares” beginning on page 20 of the SAI is replaced with the following:

If you have on-line access, shares of either class of the Fund may be purchased on-line via the Fund’s website at www.newalternativesfund.com. Click on the button labeled “Account Login” and follow the on-screen instructions. Shares of either class of the Fund may also be purchased by sending a completed and signed Application Form and check to New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246, or for overnight mail services, New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246. When purchasing shares, please indicate which class of shares (Investor Shares or Class A Shares) you wish to purchase. The Application Form is available on the Fund’s website at www.newalternativesfund.com. With respect to Class A Shares, sales charges are the same irrespective of where or through whom you purchase shares of the Fund. Social security numbers or tax identification numbers are required on the Application Form.

The third paragraph of the section “Purchase, Redemption, and Pricing of Shares” beginning on page 20 of the SAI is replaced with the following:

Qualified Investment Accounts. Shares of either class of the Fund may be purchased directly by existing retirement plans, which allow such investments. In addition, qualified individuals may establish (with any provider of such accounts) an Individual Retirement Account (“IRA”) or Roth IRA to be funded with shares of the Fund. The Trust has made arrangements with First National Bank of Omaha (“FNBO”) to act as Custodian for any IRAs thus created.

The fifth paragraph of the section “How to Redeem Shares” beginning on page 21 of the SAI is replaced with the following:

Tender shall be made to New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246, or overnight mail to New Alternatives Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246. The Transfer Agent’s phone number is toll free (800) 441-6580.

The sixth paragraph of the section “How Net Asset Value and Offering Price is Determined” beginning on page 23 of the SAI is replaced with the following:

The daily calculation of NAV is performed by Ultimus and Ultimus serves as Transfer Agent.

The first paragraph of the section “Patriot Act and Privacy Information” beginning on page 29 of the SAI is replaced with the following:

Patriot Act. We are and shall continue enforcing the anti-terror regulations, anti-money laundering regulations, certification regulations. The Fund retains Ultimus to provide services in these areas.

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 You should read this Supplement in conjunction with the Prospectus and SAI, each dated April 30, 2024, as supplemented. Please retain this Supplement for future reference.